CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale, Change in unrealized gains (losses)	(853)	115	(176)	(107)	(161)
Unrealized gains (losses) on securities available for sale, Reclassification of gains recognized in net income				(19)	(78)
Unrealized gains (losses) on securities available for sale			(176)	(126)	(239)
Related income tax effect, Change in unrealized gains (losses)	256	(47)	72	44	66
Related income tax effect, Reclassification of gains recognized in net income				8	32
Related income tax effect			72	52	98
Total other comprehensive income (loss)	(597)	68	(104)	(74)	(141)
Total comprehensive income	$ 8,250	$ 5,561	$ 25,424	$ 19,005	$ 12,832